Class a Common Stock Subject to Possible Redemption	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Class a Common Stock Subject to Possible Redemption [Line Items]
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

NOTE 8 — CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

Prior to the consummation of the Business Combination, the Company’s Class A common stock feature certain redemption rights that were considered to be outside of the Company’s control and subject to the occurrence of future events. At December 31, 2020, there were 11,500,000 shares of Class A common stock outstanding subject to possible redemption. The carrying value of potentially redeemable Class A common stock reported in temporary equity of the balance sheet at December 31, 2020 is comprised as follows:

Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000

Ambulnz, Inc. [Member]
Class a Common Stock Subject to Possible Redemption [Line Items]
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

12. Stock Based Compensation

Stock Options

In November 2017, the Company established the Ambulnz, Inc. Equity Incentive Plan (the “Plan”) and reserved 10,400 shares of Class B common stock for issuance under the Plan. The Company’s stock options generally vest on various terms based on continuous services over periods ranging from three to five years. The stock options are subject to time vesting requirements through 2028 and are nontransferable. Stock options granted have a maximum contractual term of 10 years. At September 30, 2021, 5,206 employee options had vested.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company’s shares of stock are not publicly traded; however, management has taken the average of several publicly traded companies that are representative of the Company’s size and industry in order to estimate its expected stock volatility. The expected term of the options represents the period of time the instruments are expected to be outstanding. The Company bases the risk-free interest rate on the rate payable on the U.S. Treasury securities corresponding to the expected term of the awards at the date of grant. Expected dividend yield is zero based on the fact that the Company has not historically paid and does not intend to pay a dividend in the foreseeable future.

The Company utilized contemporaneous valuations in determining the fair value of its shares at the date of option grants. Prior to the Merger, each valuation utilized both the discounted cash flow and guideline public company methodologies to estimate the fair value of its shares on a non-controlling and marketable basis. The December 31, 2020 valuations also included an approach that took into consideration a pending non-binding letter of intent from Motion Acquisition Corp. The March 11, 2021 valuation report relied solely on the fair value of the Company’s shares implied by the March 8, 2021 Merger Agreement with Motion Acquisition Corp.

A discount for lack of marketability was applied to the non-controlling and marketable fair value estimates determined above. The determination of an appropriate discount for lack of marketability was based on a review of discounts on the sale of restricted shares of publicly traded companies and put-based quantitative methods. Factors that influenced the size of the discount for lack of marketability include (a) the estimated time it would take for a Company stockholder to achieve marketability, and (b) the volatility of the Company’s business.

The following assumptions were used to compute the fair value of the sole stock option grant during the period ended September 30, 2021, and 2020:

	Quarter Ended September 30,
	2021	2020
Volatility	65%	44.48%
Expected term (in years)	.5 – 2	2%
Risk-free interest rate	.15% – .62%	.14% – 1.58%
Dividend yield	0	0

The following table summarizes the Company’s stock option activity under the Plan for the period ended September 30, 2021:

	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinssic Value
Balance at December 31, 2020	7,186	$1,190	7	8,129,671
Stock Options grants	1,394	5,043	10
Stock options exercised	—	$—	—
Stock option forfeited	(793)	1,704
Balance at September 30, 2021	7,787	$1,496	7	$38,121,110
Vested or expected to vest at September 30, 2021	5,165	$1,276	4	$26,626,986

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for stock option grants during the periods ended September 30, 2021, and December 31, 2020 was $1,524 and $275, respectively, at September 30, 2021 and December 31, 2020, the total unrecognized compensation related to unvested stock option awards granted was $2,108,938 and $1,947,767, respectively, which the Company expects to recognize over a weighted-average period of approximately 2.40 years.

12. Stock-Based Compensation

Stock Options

In November 2017, the Company established the Ambulnz, Inc. Equity Incentive Plan (the “Plan”) and reserved 10,400 shares of Class B common stock for issuance under the Plan. The Company’s stock options generally vest on various terms based on continuous services over periods ranging from three to five years. The stock options are subject to time vesting requirements through 2028, and are nontransferable. Stock options granted have a maximum contractual term of 10 years. At December 31, 2020, 3,855 employee options had vested.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company’s shares of stock are not publicly traded; however, management has taken the average of several publicly traded companies that are representative of the Company’s size and industry in order to estimate its expected stock volatility. The expected term of the options represents the period of time the instruments are expected to be outstanding. The Company bases the risk-free interest rate on the rate payable on the U.S. Treasury securities corresponding to the expected term of the awards at the date of grant. Expected dividend yield is zero based on the fact that the Company has not historically paid and does not intend to pay a dividend in the foreseeable future.

The Company utilized contemporaneous valuations in determining the fair value of the Class B Common non-voting shares at the date of option grants. Prior to the Merger, each valuation utilized both the discounted cash flow and guideline public company methodologies to estimate the fair value of its shares on a non-controlling and marketable basis. The March 15, 2021 valuation report relied solely on the fair value of the Company’s shares implied by the March 8, 2021 Merger Agreement with Motion Acquisition Corp.

A discount for lack of marketability was applied to the non-controlling and marketable fair value estimates determined above. The determination of an appropriate discount for lack of marketability was based on a review of discounts on the sale of restricted shares of publicly traded companies and put-based quantitative methods. Factors that influenced the size of the discount for lack of marketability include (a) the estimated time it would take for a Company stockholder to achieve marketability, and (b) the volatility of the Company’s business.

The following assumptions were used to compute the fair value of the sole stock option grant during the years ended December 31, 2020, and 2019:

	For the Years Ended December 31,
	2020	2019
Risk-free interest rate	0.14% – 1.58%	1.58% – 1.66%
Expected term (in years)	2.0	3.0
Expected volatility	44.48%	39.28%
Dividend yield	—%	—%

The following table summarizes the Company’s stock option activity under the Plan for the years ended December 31, 2020 and 2019:

	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2019	4,250	$1,415	7.81	$1,344,800
Granted/Vested during the year	2,050	1,023	10.01
Exercised during the year	—	—	—
Cancelled during the year	(700)	4,104	—
Balance, December 31, 2019	5,600	$1,236	7.74	$1,344,800
Granted/Vested during the year	1,605	1,073	9.11
Exercised during the year	—	—	—
Cancelled during the year	(19)	(1,023)	—
Balance, December 31, 2020	7,186	$1,190	7.28	$8,129,671
Options vested and exercisable at December 31, 2020	3,855	$837.11	6.14	$3,967,775

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for stock option grants during the years ended December 31, 2020, and 2019 was $275.15 and $290.93, respectively. At December 31, 2020, the total unrecognized compensation related to unvested stock option awards granted was $1,596,062, which the Company expects to recognize over a weighted-average period of approximately 2.03 years.

Stock-based compensation expense related to stock options, in aggregate, has been reported in operating expenses in the amount of $687,072 and $457,467 for the years ended December 31, 2020 and 2019, respectively.